Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Expenses [Abstract]
Travel, entertainment, training and recruiting	$ 584	$ 608
Director fees	359	367
Insurance	335	335
Stationery and supplies	250	271
Retail losses	56	4
Other	217	282
Total other expenses	$ 1,801	$ 1,867